Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Preferred Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Common Stock [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Common Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member] Retained Earnings [Member]	Series B Preferred Stock [Member] Series B Preferred Stock Offering [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Common Stock [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member] Retained Earnings [Member]	Series C Preferred Stock [Member] Series C Preferred Stock Offering [Member]	Common Stock, Private Placement [Member] Preferred Stock [Member]	Common Stock, Private Placement [Member] Preferred Stock, Number of Shares to be Issued [Member]	Common Stock, Private Placement [Member] Common Stock [Member]	Common Stock, Private Placement [Member] Common Stock, Number of Shares to be Issued [Member]	Common Stock, Private Placement [Member] Additional Paid-in Capital [Member]	Common Stock, Private Placement [Member] Retained Earnings [Member]	Common Stock, Private Placement [Member]	Series B Preferred Stock Offering [Member] Preferred Stock [Member]	Series B Preferred Stock Offering [Member] Preferred Stock, Number of Shares to be Issued [Member]	Series B Preferred Stock Offering [Member] Common Stock [Member]	Series B Preferred Stock Offering [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock Offering [Member] Retained Earnings [Member]	Series B Preferred Stock Offering [Member]	Previously Reported [Member] Preferred Stock, Number of Shares to be Issued [Member]	Previously Reported [Member] Common Stock, Number of Shares to be Issued [Member]	Previously Reported [Member]	Preferred Stock [Member]	Preferred Stock, Number of Shares to be Issued [Member]	Common Stock [Member]	Common Stock, Number of Shares to be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021																																		84,887,863		157
BALANCE (in shares) at Dec. 31, 2021																																			0		0
BALANCE at Dec. 31, 2021																																		$ 2,429		$ 0		$ 61,888	$ (67,331)	$ (3,014)
Shares issued for offering (in shares)	1,040,000	0																																		5,333
Shares issued for offering	$ 3	$ 0	$ 37	$ 0	$ 40																															$ 0		250	0	250
Conversion of Stock, Shares Converted (in shares)																																		(85,927,863)
Converted shares of common stock																																		$ (2,432)
Converted shares of common stock (in shares)																																				114,583
Converted shares of common stock																																						2,432	0	0
Share Exchange: former shareholders of WaveDancer (in shares)																																				145,025
Share Exchange: former shareholders of WaveDancer																																				$ 0		4,021	0	4,021
Warrants issued																																				$ 0		321	0	321
Share-based compensation expense																																						60		60
Stock dividend paid (in shares)																																				386
Stock dividend paid																																				$ 0			(2,786)	0
Stock dividend paid																																						2,786
Net (loss) income																																	$ (3,789)	$ 0		$ 0		0	(3,904)	(3,904)
Balance (in shares) at Dec. 31, 2022																																		0		265,485
BALANCE (in shares) at Dec. 31, 2022																																			0		0
BALANCE at Dec. 31, 2022																																	(2,111)	$ 0		$ 0		71,795	(74,021)	(2,226)
Shares issued for offering (in shares)																										1,251,706
Shares issued for offering																									$ 0		$ 0	$ 2,214	$ 0	$ 2,214
Share-based compensation expense																																						227		227
Net (loss) income																																		0		$ 0		0	(1,526)	(1,526)
BALANCE (in shares) at Sep. 30, 2023																																			1,263,893	295,121	3,383,784
BALANCE at Sep. 30, 2023																																		$ 0		$ 0		74,519	(75,547)	(1,028)
Balance (in shares) at Dec. 31, 2022																																		0		265,485
BALANCE (in shares) at Dec. 31, 2022																																			0		0
BALANCE at Dec. 31, 2022																																	$ (2,111)	$ 0		$ 0		71,795	(74,021)	(2,226)
Shares issued for offering (in shares)						1,516,199							159,966	0						3,383,784
Shares issued for offering						$ 0		$ 0		$ 2,608	$ 0	$ 2,608
Converted shares of common stock													$ 0	$ 0	$ 1,902	$ 0	$ 1,902
Net (loss) income																																		$ 0		$ 0		0	(2,603)	(2,603)
Common Stock Private Placement (in shares)																			0		0
Common Stock Private Placement																		$ 0		$ 0		$ 133	$ 0	$ 133
Series B Preferred Stock offering (in shares)							(1,516,199)		1,516,199
Share-based expense (in shares)																																		0		29,636
Share-based expense																																						295		295
Share repurchase (in shares)																																		0		355
Share repurchase																																		$ 0		$ 0		0	0	0
Share repurchase (in shares)																																		0		(355)
Balance (in shares) at Dec. 31, 2023																																		1,676,165		3,678,550
BALANCE (in shares) at Dec. 31, 2023																															(1,516,199)	1,516,199			(1,516,199)		1,516,199
BALANCE at Dec. 31, 2023																																		$ 0		$ 0		76,733	(76,624)	109
BALANCE (in shares) at Jun. 30, 2023																																			613,385		3,383,784
BALANCE at Jun. 30, 2023																																		0		0		73,168	(74,897)	(1,729)
Shares issued for offering (in shares)																										12,187
Shares issued for offering																									$ 0		$ 0	$ 150	$ 0	$ 150
Net (loss) income																																		0		$ 0		0	(650)	(650)
BALANCE (in shares) at Sep. 30, 2023																																			1,263,893	295,121	3,383,784
BALANCE at Sep. 30, 2023																																		0		$ 0		74,519	(75,547)	(1,028)
BALANCE (in shares) at Dec. 31, 2023																															(1,516,199)	1,516,199			(1,516,199)		1,516,199
BALANCE at Dec. 31, 2023																																		0		0		76,733	(76,624)	109
Share-based compensation expense																																						2,433		2,433
Net (loss) income																																		0		0		0	(6,675)	(6,675)
BALANCE (in shares) at Sep. 30, 2024																																			0		0
BALANCE at Sep. 30, 2024																																		0		1		86,074	(83,299)	2,776
BALANCE (in shares) at Jun. 30, 2024																																			0		0
BALANCE at Jun. 30, 2024																																		0		0		77,795	(79,010)	(1,215)
Share-based compensation expense																																						2,316		2,316
Net (loss) income																																		0		0		0	(4,289)	(4,289)
BALANCE (in shares) at Sep. 30, 2024																																			0		0
BALANCE at Sep. 30, 2024																																		$ 0		$ 1		$ 86,074	$ (83,299)	$ 2,776